THE DIRECTOR VARIABLE ANNUITY
SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SUPPLEMENT DATED OCTOBER 2, 2000 TO THE PROSPECTUS DATED
MAY 1, 2000 FOR THE DIRECTOR SERIES IV & V VARIABLE ANNUITY

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In the section entitled "Definitions," the definition of "Commuted Value" is deleted and replaced with the following:

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

In the "Highlights" section under the sub-section "Can I take out any of my money?", the first paragraph is deleted and replaced with the following language:

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Designated Period, or Life Annuity with 120, 180 or 240 Monthly Payments Certain Annuity Payout Options, but only if you selected the variable dollar amount Annuity Payouts.

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 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.
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In the "Highlights" section, under the subsection "What Annuity Payout Options are available?" the second paragraph is deleted and replaced with the following:

    You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will pay you under the variable Life Annuity with 120, 180 or 240 Monthly Payments Certain Annuity Payout Option with period certain payouts for 120 months. Please consult your Registered Representative or call us.

In the "General Contract Information" section, immediately under the table entitled "Hartford's Ratings" the following paragraph is added:

    These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

In the "Surrenders" section, under the sub-section entitled "What kinds of surrenders are available?", the paragraph entitled "Partial Surrenders after the Annuity Commencement Date" is deleted and replaced with the following language:

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with 120, 180 or 240 Monthly Payments Certain or the Payments for a Designated Period Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

PLEASE CHECK WITH YOUR TAX ADVISER BECAUSE THERE COULD BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE.

In the "Death Benefit" section, in the first paragraph of the sub-section entitled "What is the Death Benefit and how is it calculated?", the first sentence is deleted and replaced with the following:

The Death Benefit is the amount we will pay upon the death of the Contract Owner, joint Owner or Annuitant.

In the "Death Benefit" section, the sub-section entitled "Who will receive the Death Benefit?" is deleted and replaced with the following language:

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .  AND . . .                   AND . . .                   THEN THE . . .
Contract Owner                There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                              Contract Owner              deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Designated Beneficiary
                              joint Contract Owner        deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Contract Owner's estate
                              joint Contract Owner and    deceased                    receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
Annuitant                     The Contract Owner is       There is no named           Death Benefit is paid to
                              living                      Contingent Annuitant        the Contract Owner and not
                                                                                      the designated
                                                                                      Beneficiary.
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .  AND . . .                                 THEN THE . . .
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

In the "Annuity Payouts" section, under the sub-section entitled, "When do you want Annuity Payouts to begin?", the last sentence of the first paragraph is deleted and replaced with the following language:

The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

In the "Annuity Payouts" section, under the subsection "2. Which Annuity Payout Option do you want to use?" under the subsection "Important Information", that last two bulleted paragraphs are deleted and replaced with the following:

- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, variable Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with 120, 180 or 240 Monthly Payments Certain Annuity Payout Option with period certain payouts for 120 months.

- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, variable Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Life Annuity Payout Option.

In the "Other Programs Available" section, in the paragraph entitled "Automatic Income" the first sentence is deleted and replaced with the following:

    The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
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The "Accumulation Unit Values" table is deleted and replaced with the following:

ACCUMULATION UNIT VALUES
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(For an Accumulation Unit outstanding throughout the period)

The following audited information from the financial statements of the Separate Account has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The unaudited information, which reflects the deduction for the Optional Death Benefit, has been derived from the audited financial statements of the Separate Account. No information is shown for Hartford Global Health HLS Fund Sub-Account and Hartford Global Technology HLS Fund Sub-Account because, as of December 31, 1999, the Sub-Accounts had not yet commenced operations.

                                                                     YEAR ENDED DECEMBER 31,
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                                                WITH THE
                                WITHOUT THE     OPTIONAL
                                  OPTIONAL        DEATH
                                   DEATH         BENEFIT
                                  BENEFIT      (UNAUDITED)
                                    1999          1999          1998        1997       1996       1995       1994        1993
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HARTFORD BOND HLS FUND
 SUB-ACCOUNT
Accumulation Unit Value at
 beginning of period             $    2.258    $    2.234    $    2.114   $  1.992   $  1.880   $  1.607   $  1.694   $  1.556(a)
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Accumulation Unit Value at end
 of period                       $    2.185    $    2.182    $    2.258   $  2.114   $  1.992   $  1.880   $  1.607   $  1.694
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Number Accumulation Units
 outstanding at end of period
 (in thousands)                     197,575         1,185       180,120    107,759     76,247     48,354     33,950     23,803
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HARTFORD STOCK HLS FUND
 SUB-ACCOUNT
Accumulation Unit Value at
 beginning of period             $    6.066    $    6.716    $    4.602   $  3.547   $  2.887   $  2.180   $  2.250   $  1.993(a)
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Accumulation Unit Value at end
 of period                       $    7.176    $    7.169    $    6.066   $  4.602   $  3.547   $  2.887   $  2.180   $  2.250
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Number Accumulation Units
 outstanding at end of period
 (in thousands)                     638,407         5,859       553,087    440,557    317,416    186,727    110,928     60,421
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HARTFORD MONEY MARKET HLS FUND
 SUB-ACCOUNT
Accumulation Unit Value at
 beginning of period             $    1.716    $    1.735    $    1.650   $  1.587   $  1.528   $  1.462   $  1.424   $  1.401(a)
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Accumulation Unit Value at end
 of period                       $    1.777    $    1.776    $    1.716   $  1.650   $  1.587   $  1.528   $  1.462   $  1.424
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Number Accumulation Units
 outstanding at end of period
 (in thousands)                     270,072           917       195,489    120,947    110,350     66,468     30,871     14,881
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HARTFORD ADVISERS HLS FUND
 SUB-ACCOUNT
Accumulation Unit Value at
 beginning of period             $    4.398    $    4.663    $    3.572   $  2.905   $  2.523   $  1.991   $  2.072   $  1.870(a)
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Accumulation Unit Value at end
 of period                       $    4.803    $    4.798    $    4.398   $  3.572   $  2.905   $  2.523   $  1.991   $  2.072
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Number Accumulation Units
 outstanding at end of period
 (in thousands)                   1,425,393         7,318     1,258,365    999,829    784,326    546,105    414,318    244,980
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HARTFORD CAPITAL APPRECIATION
 GROWTH HLS FUND SUB-ACCOUNT
Accumulation Unit Value at
 beginning of period             $    5.526    $    6.255    $    4.845   $  4.010   $  3.364   $  2.615   $  2.583   $  2.165(a)
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Accumulation Unit Value at end
 of period                       $    7.501    $    7.494    $    5.526   $  4.845   $  4.010   $  3.364   $  2.615   $  2.583
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Number Accumulation Units
 outstanding at end of period
 (in thousands)                     537,835         2,064       517,384    461,578    353,466    216,591    116,535     58,945
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HARTFORD MORTGAGE SECURITIES
 HLS FUND SUB-ACCOUNT
Accumulation Unit Value at
 beginning of period             $    2.211    $    2.232    $    2.098   $  1.949   $  1.878   $  1.637   $  1.685   $  1.604(a)
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Accumulation Unit Value at end
 of period                       $    2.217    $    2.214    $    2.211   $  2.098   $  1.949   $  1.878   $  1.637   $  1.685
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Number Accumulation Units
 outstanding at end of period
 (in thousands)                      52,198           270        48,850     38,292     38,304     31,288     20,674     28,380
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HARTFORD INDEX HLS FUND
 SUB-ACCOUNT
Accumulation Unit Value at
 beginning of period             $    4.712    $    5.182    $    3.726   $  2.845   $  2.359   $  1.750   $  1.755   $  1.629(a)
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Accumulation Unit Value at end
 of period                       $    5.608    $    5.602    $    4.712   $  3.726   $  2.845   $  2.359   $  1.750   $  1.755
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Number Accumulation Units
 outstanding at end of period
 (in thousands)                     191,225         1,310       160,586    117,372     77,074     32,779     12,030      7,491
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4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                                                                     YEAR ENDED DECEMBER 31,
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                                                WITH THE
                                WITHOUT THE     OPTIONAL
                                  OPTIONAL        DEATH
                                   DEATH         BENEFIT
                                  BENEFIT      (UNAUDITED)
                                    1999          1999          1998        1997       1996       1995       1994        1993
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HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND SUB-
 ACCOUNT
Accumulation Unit Value at
 beginning of period             $    1.641    $    1.806    $    1.469   $  1.482   $  1.329   $  1.181   $  1.220   $  0.924(a)
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Accumulation Unit Value at end
 of period                       $    2.267    $    2.265    $    1.641   $  1.469   $  1.482   $  1.329   $  1.181   $  1.220
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Number Accumulation Units
 outstanding at end of period
 (in thousands)                     391,871           970       400,336    396,430    326,954    222,606    175,763     66,084
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HARTFORD DIVIDEND & GROWTH HLS
 FUND SUB-ACCOUNT
Accumulation Unit Value at
 beginning of period             $    2.471    $    2.655    $    2.149   $  1.650   $  1.359   $  1.009   $  1.000         --(b)
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Accumulation Unit Value at end
 of period                       $    2.570    $    2.567    $    2.471   $  2.149   $  1.650   $  1.359   $  1.009         --
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Number Accumulation Units
 outstanding at end of period
 (in thousands)                     760,046         2,453       735,537    541,076    301,767    101,085     21,973         --
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HARTFORD INTERNATIONAL
 ADVISERS HLS FUND SUB-ACCOUNT
Accumulation Unit Value at
 beginning of period             $    1.476    $    1.576    $    1.319   $  1.266   $  1.146   $  1.000         --         --(c)
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Accumulation Unit Value at end
 of period                       $    1.796    $    1.794    $    1.476   $  1.319   $  1.266   $  1.146         --         --
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Number Accumulation Units
 outstanding at end of period
 (in thousands)                     149,495           954       135,919    109,735     56,743     10,717         --         --
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HARTFORD SMALL COMPANY HLS
 FUND SUB-ACCOUNT
Accumulation Unit Value at
 beginning of period             $    1.374    $    1.510    $    1.247   $  1.066   $     --         --         --         --(d)
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Accumulation Unit Value at end
 of period                       $    2.251    $    2.248    $    1.374   $  1.247   $  1.066         --         --         --
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Number Accumulation Units
 outstanding at end of period
 (in thousands)                     198,856         1,735       156,179    108,104     24,397         --         --         --
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HARTFORD MID-CAP HLS FUND
 SUB-ACCOUNT
Accumulation Unit Value at
 beginning of period             $    1.371    $    1.589    $    1.097         --         --         --         --         --(e)
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Accumulation Unit Value at end
 of period                       $    2.056    $    2.054    $    1.371   $  1.097         --         --         --         --
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Number Accumulation Units
 outstanding at end of period
 (in thousands)                     181,142         3,185        65,617     13,437         --         --         --         --
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HARTFORD GROWTH AND INCOME HLS
 FUND SUB-ACCOUNT
Accumulation Unit Value at
 beginning of period             $    1.182    $    1.281    $    1.000         --         --         --         --         --(f)
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Accumulation Unit Value at end
 of period                       $    1.422    $    1.420    $    1.182         --         --         --         --         --
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Number Accumulation Units
 outstanding at end of period
 (in thousands)                      78,909         3,576        11,822         --         --         --         --         --
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HARTFORD HIGH YIELD HLS FUND
 SUB-ACCOUNT
Accumulation Unit Value at
 beginning of period             $    1.035    $    1.084    $    1.000         --         --         --         --         --(g)
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Accumulation Unit Value at end
 of period                       $    1.070    $    1.069    $    1.035         --         --         --         --         --
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Number Accumulation Units
 outstanding at end of period
 (in thousands)                      20,235           481         2,255         --         --         --         --         --
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HARTFORD GLOBAL LEADERS HLS
 FUND SUB-ACCOUNT
Accumulation Unit Value at
 beginning of period             $    1.315    $    1.451    $    1.000         --         --         --         --         --(g)
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Accumulation Unit Value at end
 of period                       $    1.952    $    1.951    $    1.315         --         --         --         --         --
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Number Accumulation Units
 outstanding at end of period
 (in thousands)                      54,890         1,465           898         --         --         --         --         --
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(a) Inception date May 1, 1987.

(b) Inception date March 8, 1994.

(c) Inception date March 1, 1995.

(d) Inception date August 9, 1996

(e) Inception date July 15, 1997.

(f)  Inception date June 1, 1998.

(g) Inception date September 30, 1998.

HV-2743
33-56790